Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2020
Accumulated other comprehensive loss
Accumulated other comprehensive loss

23.         Accumulated other comprehensive loss

Accumulated other comprehensive loss is as follows:

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2018	Ps.	(15,679)	Ps.	4,688	Ps.	(10,991)
Movements of the year		24,173		(4)		24,169
Balance as of December 31, 2018		8,494	Ps.	4,684	Ps.	13,178
Movements of the year		(12,834)		3,850		(8,984)
Balance as of December 31, 2019		(4,340)		8,534		4,194
Movements of the year		(13,039)		3,912		(9,127)
Balance as of December 31, 2020	Ps.	(17,379)	Ps.	12,446	Ps.	(4,933)